March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Health Sciences Term Trust (BMEZ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 39.3%
4D Molecular Therapeutics, Inc.(a)	109,215	$ 352,764
Abbisko Cayman Ltd.(a)	10,378,250	11,342,434
AbbVie, Inc.(b)	190,210	39,852,799
Abcuro, Inc.(c)	241,900	1,460,762
AC Immune SA(a)	258,714	483,795
Alkermes PLC(a)	279,219	9,219,811
Allogene Therapeutics, Inc.(a)	729,560	1,065,158
Alnylam Pharmaceuticals, Inc.(a)(d)	189,358	51,130,447
Annexon, Inc.(a)	247,095	476,893
Apellis Pharmaceuticals, Inc.(a)	53,391	1,167,661
Arcellx, Inc.(a)	45,260	2,969,056
Arcturus Therapeutics Holdings, Inc.(a)	84,144	891,085
Arcus Biosciences, Inc.(a)	169,790	1,332,851
Argenx SE, ADR(a)	104,599	61,908,487
Arrowhead Pharmaceuticals, Inc.(a)	88,016	1,121,324
Ascendis Pharma A/S, ADR(a)(e)	48,265	7,522,583
Autolus Therapeutics PLC, ADR(a)(e)	795,718	1,233,363
Avidity Biosciences, Inc.(a)(e)	124,955	3,688,672
Beam Therapeutics, Inc.(a)	164,492	3,212,529
Bicycle Therapeutics PLC, ADR(a)(e)	91,006	772,641
Biohaven Ltd.(a)	151,959	3,653,094
BioMarin Pharmaceutical, Inc.(a)	253,011	17,885,348
BioNTech SE, ADR(a)	61,595	5,608,841
Black Diamond Therapeutics, Inc.(a)(e)	866,005	1,342,308
Blueprint Medicines Corp.(a)	171,956	15,219,826
Bridgebio Pharma, Inc.(a)	176,043	6,085,807
CG oncology, Inc.(a)	43,008	1,053,266
Denali Therapeutics, Inc.(a)	511,840	6,958,465
Disc Medicine, Inc.(a)	48,054	2,385,401
Dyne Therapeutics, Inc.(a)	200,089	2,092,931
Exact Sciences Corp.(a)	270,089	11,692,153
Exelixis, Inc.(a)	344,845	12,731,677
Genmab A/S(a)	66,690	12,992,562
Gilead Sciences, Inc.	158,956	17,811,020
Halozyme Therapeutics, Inc.(a)	171,850	10,965,748
Immatics NV(a)	278,934	1,257,992
Immunocore Holdings PLC, Series C, ADR	321,900	9,550,773
Incyte Corp.(a)	114,060	6,906,333
Insmed, Inc.(a)	309,684	23,625,792
Ionis Pharmaceuticals, Inc.(a)	79,756	2,406,239
Legend Biotech Corp., ADR(a)	72,722	2,467,457
Merus NV(a)	401,993	16,919,885
Metsera, Inc.(a)(e)	175,771	4,784,487
Moderna, Inc.(a)	24,850	704,498
Monte Rosa Therapeutics, Inc.(a)(e)	266,168	1,235,020
MoonLake Immunotherapeutics(a)(e)	76,932	3,005,733
Natera, Inc.(a)	115,865	16,384,470
Neurocrine Biosciences, Inc.(a)	203,210	22,475,026
Neurogene, Inc.(a)(e)	142,052	1,663,429
Nurix Therapeutics, Inc.(a)(e)	420,409	4,994,459
Nuvalent, Inc., Class A(a)	230,634	16,356,563
Onkure Therapeutic, Inc., (Acquired 03/24/23, Cost: $7,022,594)(a)(f)	367,976	1,582,297
ORIC Pharmaceuticals, Inc.(a)	237,559	1,325,579
Protagonist Therapeutics, Inc.(a)	158,867	7,682,808
PTC Therapeutics, Inc.(a)	234,545	11,952,413
REGENXBIO, Inc.(a)	111,333	796,031
Renagade Therapeutics, Series A-2(a)(c)	3,584,906	8,496,227
Revolution Medicines, Inc.(a)	41,655	1,472,921
Rhythm Pharmaceuticals, Inc.(a)	630,459	33,395,413
Security	Shares	Value
Biotechnology (continued)
Roivant Sciences Ltd.(a)	899,035	$ 9,071,263
RPHM Onkure Pipe(a)	95,610	395,825
Sagimet Biosciences, Inc., Series A(a)(e)	408,120	1,330,471
Scholar Rock Holding Corp.(a)	115,917	3,726,732
Spyre Therapeutics, Inc.(a)	31,295	504,945
Stoke Therapeutics, Inc.(a)	530,092	3,525,112
TScan Therapeutics, Inc.(a)	1,045,767	1,443,158
Twist Bioscience Corp.(a)	138,215	5,426,321
Ultragenyx Pharmaceutical, Inc.(a)	120,654	4,368,881
United Therapeutics Corp.(a)	60,511	18,653,726
Vaxcyte, Inc.(a)	56,279	2,125,095
Vertex Pharmaceuticals, Inc.(a)	9,507	4,609,184
Vigil Neuroscience, Inc.(a)	225,247	400,940
Viking Therapeutics, Inc.(a)	42,180	1,018,647
Vir Biotechnology, Inc.(a)	75,750	490,860
Voyager Therapeutics, Inc.(a)	363,321	1,228,025
Xenon Pharmaceuticals, Inc.(a)	456,329	15,309,838
Zealand Pharma A/S(a)	50,607	3,800,305
		608,554,735
Capital Markets — 0.4%
Helix Acquisition Corp. II, Class A(a)	544,465	6,152,454
Health Care Equipment & Supplies — 16.4%
Abbott Laboratories	117,320	15,562,498
Alcon AG	101,475	9,633,022
Becton Dickinson & Co.	42,593	9,756,353
Boston Scientific Corp.(a)(b)(d)	336,965	33,993,029
Dexcom, Inc.(a)	140,679	9,606,969
Edwards Lifesciences Corp.(a)	225,366	16,334,528
GE HealthCare Technologies, Inc.(a)	48,505	3,914,839
Glaukos Corp.(a)	44,674	4,396,815
Inspire Medical Systems, Inc.(a)	67,875	10,811,130
Insulet Corp.(a)	97,595	25,629,423
Intuitive Surgical, Inc.(a)(b)	32,860	16,274,572
Medtronic PLC	125,755	11,300,344
Novocure Ltd.(a)	266,812	4,754,590
Nucleix Ltd., (Acquired 04/10/24, Cost: $1,300,000)(a)(c)(f)	1,300	1,193,387
Nyxoah SA(a)	536,233	3,742,906
Orchestra BioMed Holdings, Inc.(a)	233,344	998,712
Penumbra, Inc.(a)	62,727	16,773,827
Sonova Holding AG, Registered Shares	98,780	28,841,817
STERIS PLC	47,732	10,818,458
Stryker Corp.	50,474	18,788,946
		253,126,165
Health Care Providers & Services — 7.3%
Cencora, Inc.	99,370	27,633,803
Chemed Corp.	11,582	7,126,636
Elevance Health, Inc.	19,360	8,420,826
Encompass Health Corp.	164,829	16,693,881
Guardant Health, Inc.(a)	372,391	15,863,857
McKesson Corp.	30,475	20,509,370
RadNet, Inc.(a)	66,127	3,287,834
Tenet Healthcare Corp.(a)	93,845	12,622,153
		112,158,360
Health Care Technology — 2.3%
Veeva Systems, Inc., Class A(a)	151,305	35,046,777
Life Sciences Tools & Services — 14.2%
Bio-Techne Corp.	204,446	11,986,669
Gerresheimer AG	50,949	3,880,217
Lonza Group AG, Registered Shares	25,381	15,679,613

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.(a)	33,037	$ 39,013,724
QIAGEN NV(e)	294,317	11,816,827
Rapid Micro Biosystems, Inc., Class A(a)(e)	571,184	1,507,926
Repligen Corp.(a)(e)	204,931	26,075,420
Thermo Fisher Scientific, Inc.	30,750	15,301,200
Waters Corp.(a)(d)(e)	128,848	47,489,507
West Pharmaceutical Services, Inc.(d)	161,486	36,153,486
Wuxi Biologics Cayman, Inc.(a)(g)	3,281,500	11,476,843
		220,381,432
Pharmaceuticals — 5.2%
Arvinas, Inc.(a)	253,060	1,776,481
Axsome Therapeutics, Inc.(a)	39,899	4,653,420
Daiichi Sankyo Co. Ltd.	207,700	4,946,141
Edgewise Therapeutics, Inc.(a)	136,782	3,009,204
Nuvation Bio, Inc.(a)	328,466	578,100
Roche Holding AG	124,794	41,073,150
Sanofi SA, ADR	414,968	23,014,125
Structure Therapeutics, Inc., ADR(a)	66,435	1,149,990
WaVe Life Sciences Ltd.(a)	114,714	926,889
		81,127,500
Total Common Stocks — 85.1% (Cost: $1,279,087,189)		1,316,547,423

	Par (000)
Corporate Bonds
Health Care Equipment & Supplies — 0.1%
EXO Imaging, Inc., (Acquired 07/24/24, Cost: $640,450), 8.00%, 08/14/25(c)(f)	$641	890,418
Software — 0.0%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/27/24, Cost: $1,226,000), 12.00%, 02/28/26(c)(f)	1	183,250
Total Corporate Bonds — 0.1% (Cost: $1,866,450)		1,073,668

	Benefical Interest (000)
Other Interests
Biotechnology(c)(f)(h) — 0.2%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —)	$183	1,718,078
Amunix Pharmaceuticals, Inc., (Acquired 02/08/22, Cost: $ —)	5,657	1,753,691
Total Other Interests — 0.2% (Cost: $ — )		3,471,769

Shares
Preferred Securities
Preferred Stocks — 8.8%
Biotechnology(c) — 4.2%
ABCURO, Series B(a)	1,092,954	6,503,076
Security	Shares	Value
Biotechnology (continued)
Adarx Pharamaceuticals, Inc., Series C, (Acquired 08/02/23, Cost: $7,160,001)(a)(f)	860,577	$ 7,142,789
Bright Peak Therapeutics, Inc., Series B, (Acquired 05/14/21, Cost: $8,000,004)(a)(f)	3,191,830	3,287,585
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $14,584,998)(f)	2,430,833	5,226,291
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, Cost: $6,999,996)(a)(f)	1,370,506	7,990,050
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $4,543,847)(f)	3,850,718	1,501,780
Kartos Therapeutics, Inc.(f)
Series C, (Acquired 08/22/23, Cost: $7,539,875)(a)	1,333,783	7,549,212
Series D, (Acquired 02/19/25, Cost: $2,074,436)	366,962	2,077,005
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $13,498,156)(a)(f)	482,077	12,856,994
Mirvie, Inc., Series B, (Acquired 10/15/21, Cost: $6,250,000)(a)(f)	2,793,833	5,168,591
NiKang Therapeutics, Inc., Series C, (Acquired 05/20/21, Cost: $7,999,996)(a)(f)	1,394,189	4,921,487
		64,224,860
Health Care Equipment & Supplies(a)(c)(f) — 0.3%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $13,225,003)	2,257,597	10,385
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $6,929,998)	2,379,480	4,711,370
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $6,441,930)	2,078	4,634
		4,726,389
Health Care Providers & Services(c)(f) — 1.6%
Everly Well, Inc., Series D, (Acquired 11/25/20, Cost: $9,999,986)	382,775	6,197,127
Numab Therapeutics AG, Series C, (Acquired 05/07/21, Cost: $9,204,219)	1,139,305	8,396,370
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $14,071,890)(a)	115,766,240	9,421,081
		24,014,578
Life Sciences Tools & Services — 0.7%
Sartorius AG	48,949	11,410,994
Pharmaceuticals(c)(f) — 0.6%
Insitro, Inc.
Series B, (Acquired 05/21/20, Cost: $4,999,999)	802,478	7,438,971
Series C, (Acquired 03/10/21, Cost: $3,600,018)(a)	196,818	1,824,503
		9,263,474
Semiconductors & Semiconductor Equipment — 1.4%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $14,999,996)(a)(c)(f)	571,947	21,396,537
Software — 0.0%
Carbon Health Technologies, Inc., Series D2, (Acquired 02/02/23, Cost: $17,100,000)(a)(c)(f)	1,694,781	135,583
		135,172,415
Total Preferred Securities — 8.8% (Cost: $202,845,247)		135,172,415
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Term Trust (BMEZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Biotechnology(c) — 0.0%
Korro Bio, Inc., CVR	231,775	$ 2
Mirati Therapeutics, Inc. CVR(e)	180,175	133,330
		133,332
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(c)	98,636	212,067
Total Rights — 0.0% (Cost: $226,731)		345,399
Warrants
Health Care Equipment & Supplies — 0.0%
Nucleix Ltd., (Acquired 04/10/24, Cost: $—), (Issued 04/10/24, Expires 04/10/34, Strike Price USD 3.35)(a)(c)(f)	1,552,563	170,782
Health Care Providers & Services — 0.0%
CareMax, Inc., (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 08/06/26, Strike Price USD 11.50)(a)(c)	63,808	1
Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(a)	68,880	10,883
Total Warrants — 0.0% (Cost: $227,725)		181,666
Total Long-Term Investments — 94.2% (Cost: $1,484,253,342)		1,456,792,340
Short-Term Securities
Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(i)(j)(k)	14,453,678	14,460,905
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(i)(j)	98,526,506	98,526,506
Total Short-Term Securities — 7.3% (Cost: $112,987,544)		112,987,411
Total Investments Before Options Written — 101.5% (Cost: $1,597,240,886)		1,569,779,751
Options Written — (0.6)% (Premiums Received: $(13,636,993))		(8,842,519)
Total Investments, Net of Options Written — 100.9% (Cost: $1,583,603,893)		1,560,937,232
Liabilities in Excess of Other Assets — (0.9)%		(13,670,338)
Net Assets — 100.0%		$ 1,547,266,894

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	All or a portion of this security is on loan.
(f)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $124,750,248, representing 8.1% of its net assets as of period end, and an original cost of $189,413,392.

(g)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Term Trust (BMEZ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,228,113	$ 4,232,313 (a)	$ —	$ (167)	$ 646	$ 14,460,905	14,453,678	$ 16,095 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	51,121,570	47,404,936 (a)	—	—	—	98,526,506	98,526,506	816,140	—
				$ (167)	$ 646	$ 112,987,411		$ 832,235	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Intuitive Surgical, Inc.	79	04/04/25	USD	590.00	USD	3,913	$ (11,850)
Medtronic PLC	201	04/04/25	USD	91.00	USD	1,806	(14,070)
Vertex Pharmaceuticals, Inc.	16	04/04/25	USD	495.00	USD	776	(5,480)
Abbott Laboratories	93	04/11/25	USD	141.00	USD	1,234	(1,907)
Boston Scientific Corp.	264	04/11/25	USD	103.00	USD	2,663	(33,660)
Boston Scientific Corp.	22	04/11/25	USD	101.00	USD	222	(5,775)
Abbott Laboratories	94	04/17/25	USD	140.00	USD	1,247	(8,131)
AbbVie, Inc.	95	04/17/25	USD	220.00	USD	1,990	(8,028)
AbbVie, Inc.	140	04/17/25	USD	230.00	USD	2,933	(2,240)
Alcon AG	162	04/17/25	USD	92.50	USD	1,538	(68,850)
Alkermes PLC	305	04/17/25	USD	37.00	USD	1,007	(12,200)
Alkermes PLC	283	04/17/25	USD	38.00	USD	934	(7,075)
Alnylam Pharmaceuticals, Inc.	479	04/17/25	USD	270.00	USD	12,934	(455,050)
Arcellx, Inc.	33	04/17/25	USD	70.00	USD	216	(7,755)
Argenx SE, ADR	174	04/17/25	USD	660.00	USD	10,298	(33,495)
Arvinas, Inc.	374	04/17/25	USD	20.00	USD	263	(1,870)
Arvinas, Inc.	435	04/17/25	USD	10.00	USD	305	(2,175)
Ascendis Pharma A/S, ADR	77	04/17/25	USD	165.00	USD	1,200	(15,978)
Avidity Biosciences, Inc.	199	04/17/25	USD	34.00	USD	587	(26,865)
Axsome Therapeutics, Inc.	64	04/17/25	USD	125.00	USD	746	(14,240)
Beam Therapeutics, Inc.	465	04/17/25	USD	37.00	USD	908	(30,225)
Becton Dickinson & Co.	67	04/17/25	USD	231.09	USD	1,535	(25,887)
Biohaven Ltd.	243	04/17/25	USD	47.50	USD	584	(26,730)
BioMarin Pharmaceutical, Inc.	404	04/17/25	USD	72.50	USD	2,856	(40,400)
BioNTech SE, ADR	98	04/17/25	USD	125.00	USD	892	(5,390)
BioNTech SE, ADR	99	04/17/25	USD	105.00	USD	901	(4,950)
Bio-Techne Corp.	594	04/17/25	USD	70.00	USD	3,483	(20,790)
Bio-Techne Corp.	60	04/17/25	USD	65.00	USD	352	(2,550)
Blueprint Medicines Corp.	275	04/17/25	USD	105.00	USD	2,434	(39,187)
Boston Scientific Corp.	264	04/17/25	USD	105.00	USD	2,663	(25,740)
Bridgebio Pharma, Inc.	282	04/17/25	USD	45.00	USD	975	(14,100)
Cencora, Inc.	156	04/17/25	USD	260.00	USD	4,338	(297,180)
Dexcom, Inc.	182	04/17/25	USD	100.00	USD	1,243	(2,730)
Edgewise Therapeutics, Inc.	218	04/17/25	USD	31.00	USD	480	(39,785)
Edwards Lifesciences Corp.	76	04/17/25	USD	77.50	USD	551	(1,900)
Elevance Health, Inc.	62	04/17/25	USD	460.00	USD	2,697	(25,110)
Encompass Health Corp.	285	04/17/25	USD	105.00	USD	2,886	(36,337)
Exact Sciences Corp.	398	04/17/25	USD	57.50	USD	1,723	(25,870)
Exelixis, Inc.	556	04/17/25	USD	38.00	USD	2,053	(36,140)
GE HealthCare Technologies, Inc.	181	04/17/25	USD	90.00	USD	1,461	(2,715)
Gilead Sciences, Inc.	269	04/17/25	USD	115.00	USD	3,014	(39,812)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Term Trust (BMEZ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Guardant Health, Inc.	595	04/17/25	USD	43.00	USD	2,535	$ (132,387)
Halozyme Therapeutics, Inc.	261	04/17/25	USD	57.25	USD	1,665	(181,146)
Halozyme Therapeutics, Inc.	288	04/17/25	USD	65.00	USD	1,838	(42,480)
Insmed, Inc.	481	04/17/25	USD	85.00	USD	3,670	(22,847)
Inspire Medical Systems, Inc.	75	04/17/25	USD	190.00	USD	1,195	(4,688)
Insulet Corp.	156	04/17/25	USD	290.00	USD	4,097	(19,890)
Ionis Pharmaceuticals, Inc.	255	04/17/25	USD	35.00	USD	769	(10,200)
Medtronic PLC	201	04/17/25	USD	92.50	USD	1,806	(16,281)
Merus NV	643	04/17/25	USD	50.00	USD	2,706	(19,290)
Mettler-Toledo International, Inc.	52	04/17/25	USD	1,300.00	USD	6,141	(20,930)
Natera, Inc.	185	04/17/25	USD	180.00	USD	2,616	(29,600)
Natera, Inc.	92	04/17/25	USD	160.00	USD	1,301	(10,580)
Neurocrine Biosciences, Inc.	429	04/17/25	USD	120.46	USD	4,745	(52,374)
Nuvalent, Inc., Class A	369	04/17/25	USD	85.25	USD	2,617	(44,797)
Penumbra, Inc.	96	04/17/25	USD	300.00	USD	2,567	(8,640)
Protagonist Therapeutics, Inc.	254	04/17/25	USD	60.00	USD	1,228	(5,080)
PTC Therapeutics, Inc.	373	04/17/25	USD	51.93	USD	1,901	(84,112)
QIAGEN NV	470	04/17/25	USD	40.00	USD	1,887	(52,875)
RadNet, Inc.	211	04/17/25	USD	55.00	USD	1,049	(12,133)
Repligen Corp.	425	04/17/25	USD	180.00	USD	5,408	(31,875)
Repligen Corp.	76	04/17/25	USD	150.00	USD	967	(11,020)
Revolution Medicines, Inc.	66	04/17/25	USD	43.00	USD	233	(2,475)
Rhythm Pharmaceuticals, Inc.	549	04/17/25	USD	60.00	USD	2,908	(170,190)
Sanofi SA, ADR	436	04/17/25	USD	55.89	USD	2,418	(50,062)
STERIS PLC	152	04/17/25	USD	230.00	USD	3,445	(53,580)
Stryker Corp.	83	04/17/25	USD	390.00	USD	3,090	(13,903)
Thermo Fisher Scientific, Inc.	49	04/17/25	USD	535.00	USD	2,438	(9,555)
Twist Bioscience Corp.	217	04/17/25	USD	55.00	USD	852	(16,275)
Ultragenyx Pharmaceutical, Inc.	193	04/17/25	USD	50.00	USD	699	(9,650)
United Therapeutics Corp.	102	04/17/25	USD	330.00	USD	3,144	(35,445)
Vaxcyte, Inc.	204	04/17/25	USD	90.00	USD	770	(1,020)
Veeva Systems, Inc., Class A	242	04/17/25	USD	240.00	USD	5,605	(70,180)
Viking Therapeutics, Inc.	134	04/17/25	USD	37.50	USD	324	(2,077)
Waters Corp.	257	04/17/25	USD	390.00	USD	9,472	(108,582)
WaVe Life Sciences Ltd.	184	04/17/25	USD	15.00	USD	149	(3,680)
West Pharmaceutical Services, Inc.	328	04/17/25	USD	230.00	USD	7,343	(162,360)
Xenon Pharmaceuticals, Inc.	730	04/17/25	USD	38.20	USD	2,449	(48,881)
Abbott Laboratories	188	04/25/25	USD	131.00	USD	2,494	(88,360)
AbbVie, Inc.	138	04/25/25	USD	220.00	USD	2,891	(29,187)
Vertex Pharmaceuticals, Inc.	14	04/25/25	USD	510.00	USD	679	(7,000)
Boston Scientific Corp.	264	05/02/25	USD	107.00	USD	2,663	(38,940)
Dexcom, Inc.	270	05/02/25	USD	74.00	USD	1,844	(48,600)
Gilead Sciences, Inc.	239	05/02/25	USD	113.00	USD	2,678	(85,323)
Intuitive Surgical, Inc.	26	05/02/25	USD	530.00	USD	1,288	(24,180)
Thermo Fisher Scientific, Inc.	49	05/02/25	USD	550.00	USD	2,438	(13,230)
AbbVie, Inc.	95	05/16/25	USD	220.00	USD	1,990	(32,062)
AbbVie, Inc.	140	05/16/25	USD	230.00	USD	2,933	(18,620)
Alkermes PLC	305	05/16/25	USD	38.00	USD	1,007	(19,063)
Alnylam Pharmaceuticals, Inc.	126	05/16/25	USD	290.00	USD	3,402	(100,800)
Arcellx, Inc.	111	05/16/25	USD	75.00	USD	728	(22,200)
Argenx SE, ADR	160	05/16/25	USD	660.00	USD	9,470	(108,000)
Ascendis Pharma A/S, ADR	77	05/16/25	USD	170.00	USD	1,200	(38,500)
Avidity Biosciences, Inc.	200	05/16/25	USD	38.00	USD	590	(57,000)
Axsome Therapeutics, Inc.	63	05/16/25	USD	135.00	USD	735	(11,655)
Beam Therapeutics, Inc.	465	05/16/25	USD	26.00	USD	908	(20,925)
Becton Dickinson & Co.	69	05/16/25	USD	245.00	USD	1,581	(16,215)
Biohaven Ltd.	243	05/16/25	USD	30.57	USD	584	(31,371)
BioMarin Pharmaceutical, Inc.	400	05/16/25	USD	77.50	USD	2,828	(45,000)
Blueprint Medicines Corp.	269	05/16/25	USD	95.00	USD	2,381	(117,015)
Boston Scientific Corp.	264	05/16/25	USD	110.00	USD	2,663	(29,040)
Bridgebio Pharma, Inc.	268	05/16/25	USD	40.00	USD	926	(27,470)
Cencora, Inc.	140	05/16/25	USD	270.00	USD	3,893	(207,900)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Term Trust (BMEZ)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Edwards Lifesciences Corp.	638	05/16/25	USD	75.00	USD	4,624	$ (159,500)
Encompass Health Corp.	242	05/16/25	USD	105.00	USD	2,451	(67,155)
Exact Sciences Corp.	466	05/16/25	USD	49.50	USD	2,017	(64,292)
Exelixis, Inc.	547	05/16/25	USD	40.00	USD	2,020	(61,537)
Guardant Health, Inc.	595	05/16/25	USD	50.00	USD	2,535	(123,462)
Incyte Corp.	364	05/16/25	USD	65.00	USD	2,204	(59,150)
Insmed, Inc.	509	05/16/25	USD	82.50	USD	3,883	(137,430)
Inspire Medical Systems, Inc.	142	05/16/25	USD	180.00	USD	2,262	(83,780)
Insulet Corp.	156	05/16/25	USD	274.00	USD	4,097	(171,765)
McKesson Corp.	97	05/16/25	USD	680.00	USD	6,528	(242,500)
Mettler-Toledo International, Inc.	52	05/16/25	USD	1,270.00	USD	6,141	(115,700)
Natera, Inc.	92	05/16/25	USD	160.00	USD	1,301	(55,200)
Neurocrine Biosciences, Inc.	221	05/16/25	USD	120.00	USD	2,444	(77,350)
Nuvalent, Inc., Class A	369	05/16/25	USD	90.00	USD	2,617	(86,715)
Penumbra, Inc.	104	05/16/25	USD	300.00	USD	2,781	(58,760)
PTC Therapeutics, Inc.	377	05/16/25	USD	60.00	USD	1,921	(101,790)
Revolution Medicines, Inc.	67	05/16/25	USD	43.00	USD	237	(13,400)
Rhythm Pharmaceuticals, Inc.	920	05/16/25	USD	60.00	USD	4,873	(234,600)
Sanofi SA, ADR	455	05/16/25	USD	60.10	USD	2,523	(23,637)
Structure Therapeutics, Inc., ADR	212	05/16/25	USD	25.00	USD	367	(11,130)
Tenet Healthcare Corp.	300	05/16/25	USD	135.00	USD	4,035	(244,500)
Ultragenyx Pharmaceutical, Inc.	193	05/16/25	USD	45.00	USD	699	(13,510)
United Therapeutics Corp.	91	05/16/25	USD	330.00	USD	2,805	(69,160)
Vaxcyte, Inc.	204	05/16/25	USD	85.00	USD	770	(15,300)
Veeva Systems, Inc., Class A	242	05/16/25	USD	250.00	USD	5,605	(81,070)
Waters Corp.	155	05/16/25	USD	390.00	USD	5,713	(176,700)
WaVe Life Sciences Ltd.	183	05/16/25	USD	10.88	USD	148	(9,301)
West Pharmaceutical Services, Inc.	188	05/16/25	USD	250.00	USD	4,209	(108,100)
Xenon Pharmaceuticals, Inc.	730	05/16/25	USD	37.50	USD	2,449	(173,375)
Sanofi SA, ADR	436	06/20/25	USD	60.00	USD	2,418	(28,340)
Stryker Corp.	78	06/20/25	USD	390.00	USD	2,904	(78,000)
							$ (7,235,227)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Abbisko Cayman Ltd.	Bank of America N.A.	350,000	04/01/25	HKD	5.06	HKD	2,977	$ (149,348)
Abbisko Cayman Ltd.	JPMorgan Chase Bank N.A.	435,000	04/01/25	HKD	6.66	HKD	3,699	(96,350)
Sartorius AG, Preference Shares	Morgan Stanley & Co. International PLC	15,600	04/01/25	EUR	266.32	EUR	3,363	—
Abbisko Cayman Ltd.	JPMorgan Chase Bank N.A.	500,000	04/03/25	HKD	5.87	HKD	4,252	(161,489)
Zealand Pharma A/S	Bank of America N.A.	25,300	04/03/25	DKK	794.13	DKK	13,109	—
Abbisko Cayman Ltd.	Bank of America N.A.	250,000	04/08/25	HKD	5.24	HKD	2,126	(100,992)
Abbisko Cayman Ltd.	Bank of America N.A.	250,000	04/15/25	HKD	5.24	HKD	2,126	(101,095)
Abbisko Cayman Ltd.	JPMorgan Chase Bank N.A.	435,000	04/15/25	HKD	6.66	HKD	3,699	(97,541)
Genmab A/S	Bank of America N.A.	17,700	04/15/25	DKK	1,709.28	DKK	23,792	(644)
Denali Therapeutics, Inc.	Bank of America N.A.	81,300	04/23/25	USD	17.24	USD	1,105	(34,486)
Abbisko Cayman Ltd.	JPMorgan Chase Bank N.A.	351,000	04/25/25	HKD	8.47	HKD	2,985	(23,445)
Zealand Pharma A/S	Bank of America N.A.	3,700	04/25/25	DKK	611.60	DKK	1,917	(1,101)
Abbisko Cayman Ltd.	JPMorgan Chase Bank N.A.	250,000	04/30/25	HKD	8.12	HKD	2,126	(23,938)
Roche Holding AG	Goldman Sachs International	39,900	04/30/25	CHF	297.04	CHF	11,618	(209,924)
Abbisko Cayman Ltd.	Bank of America N.A.	250,000	05/06/25	HKD	9.33	HKD	2,126	(10,703)
Gerresheimer AG	Bank of America N.A.	16,300	05/06/25	EUR	81.80	EUR	1,148	(16,418)
Lonza Group AG, Registered Shares	Barclays Bank PLC	8,100	05/06/25	CHF	580.84	CHF	4,427	(53,067)
Sonova Holding AG, Registered Shares	UBS AG	13,400	05/06/25	CHF	268.81	CHF	3,461	(71,435)
Alcon AG	Morgan Stanley & Co. International PLC	16,200	05/07/25	USD	93.27	USD	1,538	(73,795)
Sonova Holding AG, Registered Shares	Citibank N.A.	18,200	05/08/25	CHF	273.59	CHF	4,701	(74,748)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Term Trust (BMEZ)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Abbisko Cayman Ltd.	Bank of America N.A.	250,000	05/13/25	HKD	8.66	HKD	2,126	$ (19,809)
Wuxi Biologics Cayman, Inc.	Citibank N.A.	1,050,000	05/13/25	HKD	27.51	HKD	28,403	(286,964)
								$ (1,607,292)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 568,484,323	$ 30,113,423	$ 9,956,989	$ 608,554,735
Capital Markets	6,152,454	—	—	6,152,454
Health Care Equipment & Supplies	223,090,961	28,841,817	1,193,387	253,126,165
Health Care Providers & Services	112,158,360	—	—	112,158,360
Health Care Technology	35,046,777	—	—	35,046,777
Life Sciences Tools & Services	189,344,759	31,036,673	—	220,381,432
Pharmaceuticals	35,108,209	46,019,291	—	81,127,500
Corporate Bonds	—	—	1,073,668	1,073,668
Other Interests	—	—	3,471,769	3,471,769
Preferred Securities
Preferred Stocks	—	11,410,994	123,761,421	135,172,415
Rights	—	—	345,399	345,399
Warrants	10,883	—	170,783	181,666
Short-Term Securities
Money Market Funds	112,987,411	—	—	112,987,411
	$1,282,384,137	$147,422,198	$139,973,416	$1,569,779,751
Derivative Financial Instruments(a)
Equity Contracts	$ —	$ —	$ —	$ —
Liabilities
Equity Contracts	(6,447,602)	(2,394,917)	—	(8,842,519)
	$(6,447,602)	$(2,394,917)	$—	$(8,842,519)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Term Trust (BMEZ)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Other Interests	Preferred Stocks	Rights	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ 9,980,354	$ 2,185,644	$ 3,207,232	$ 118,719,968	$ 346,386	$ 217,359	$ 134,656,943
Transfers into Level 3	—	—	—	—	—	289	289
Transfers out of Level 3	—	—	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(290,740)	(1,111,976)	264,537	1,533,238	(987)	(46,865)	347,207
Purchases	1,460,762	—	—	3,508,215	—	—	4,968,977
Sales	—	—	—	—	—	—	—
Closing balance, as of March 31, 2025	$ 11,150,376	$ 1,073,668	$ 3,471,769	$ 123,761,421	$ 345,399	$ 170,783	$ 139,973,416
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$ (290,740)	$ (1,111,976)	$ 264,537	$ 1,533,238	$ (987)	$ (46,865)	$ 347,208

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $880,035.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Stocks	$123,955,056	Market	Revenue Multiple	1.10x - 8.86x	7.65x
			Volatility	60% -90%	76%
			Time to Exit	0.5 - 4.0 years	2.8 years
			Market Adjustment Multiple	0.55x - 1.15x	0.93x
		Income	Discount Rate	5%	—

Common Stocks	11,150,376	Market	Volatility	60%-85%	79%
			Time to Exit	1.5 -3.0 years	2.7 years
			Market Adjustment Multiple	0.80x -1.10x	1.05x

Other Interests	3,471,769	Income	Discount Rate	5% -5%	5%

Rights	345,397	Income	Discount Rate	5% -5%	5%

Warrants	170,782	Market	Volatility	60%	—
			Time to Exit	1.5 years	—
			Market Adjustment Multiple	0.80x	—

	$139,093,380

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
CHF	Swiss Franc
DKK	Danish Krone
Currency Abbreviation (continued)
EUR	Euro
HKD	Hong Kong Dollar
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Health Sciences Term Trust (BMEZ)

Currency Abbreviation (continued)
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right
PIPE	Private Investment in Public Equity